Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Total	$ 10,255,023	$ 8,535,056
Other Contingencies
Disclosure of other provisions [line items]
Total	7,346,416	7,874,793
For Commercial Lawsuits/Legal matters
Disclosure of other provisions [line items]
Total	5,364,381	5,326,109
For Labor Lawsuits
Disclosure of other provisions [line items]
Total	538,162	739,127
For Claims and Credit Cards
Disclosure of other provisions [line items]
Total	200	390
For Guarantees Granted
Disclosure of other provisions [line items]
Total	1,142	2,225
For Other Contingencies
Disclosure of other provisions [line items]
Total	1,442,531	1,806,942
For Termination Benefits
Disclosure of other provisions [line items]
Total	2,777,084	512,006
Difference for Dollarization of Judicial Deposits—Communication “A” 4686
Disclosure of other provisions [line items]
Total	$ 131,523	$ 148,257